Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value (Details)	Mar. 31, 2026	Mar. 31, 2025
Japan
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	2.40%
Future salary increases	0.00%	0.00%
Foreign
Disclosure of defined benefit plans [line items]
Discount rate	2.50%	2.50%
Future salary increases	2.80%	3.00%